11. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

The Company has evaluated all events that occurred after the consolidated balance sheet date through the date when the consolidated financial statements were issued to determine if they must be reported.

From July 1, 2018 to July 17, 2018, the Company received additional $5,658,243 for subscription receivable.

On July 1, 2018, the Company entered into an Advisory Agreement with Oakshore Consulting (“Oakshore”). Pursuant to the Advisory Agreement, Oakshore provided consulting services to the Company starting from July 2018. The total advisory fee is $8,000 per month and payable on the sixth day of each month. The advisory fee may be paid in either cash or in the Company’s common stock. A finder’s fee will be 8% of the enterprise value of any acquisition closed during the term of this advisory agreement or any acquisition introduced to the Company. Both the Company and Oakshore may terminate this advisory agreement by providing written notice thirty days in advance of intended termination.

The Company has evaluated all events that occurred after the consolidated balance sheet date through the date when the consolidated financial statements were issued to determine if they must be reported.

On March 2, 2018, Focus Universal Inc. (the “Company”) executed a letter of intent with Aloha Island Cable, Inc. (the “Letter of Intent”) whereby the Company will purchase one hundred percent of Aloha Island Cable, Inc. through a mixture of stock, cash, and a promissory note. The Letter of Intent is non-binding, but the parties expect to consummate the transaction as soon as reasonably practical. The Letter of Intent is only an expression of interest and is not binding on the parties. The parties contemplate the closing date to take place on April 28, 2018.

On March 5, 2018, Focus Universal Inc. (the "Company") issued a press release announcing that the U.S. Patent and Trademark Office has issued an Issue Notification for U.S. Patent Application No. 9924295 entitled “Universal Smart Device,” which covers a patent application regarding the Company’s Universal Smart Device. The USPTO had previously issued a Notice of Allowance for the same patent. Barring any unforeseen circumstances, this patent, when issued, will be valid until 2036.